Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Annual Lease Payments

Future minimum annual lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2017 are as follows:

Minimum future
operating lease payments
Year ending December 31,	(U.S. $ in thousands)
2018	$9,243
2019	6,941
2020	5,800
2021	4,178
2022	2,314
Thereafter	797
29,273